EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Vehicles	Total
Cost
Balance at December 31, 2023	$133,273	$1,040,192	$86,530	$60,343	$1,320,338
Additions	6,876	137,562	2,359	-	146,797
Disposals	(9,821)	(180,338)	-	-	(190,159)
Balance at December 31, 2024	130,328	997,416	88,889	60,343	1,276,976
Additions	18,691	72,915	-	-	91,606
Disposals	(15,123)	-	(38,266)	-	(53,389)
Balance at June 30, 2025	$133,896	$1,070,331	$50,623	$60,343	$1,315,193

Accumulated depreciation
Balance at December 31, 2023	$58,178	$545,403	$6,790	$29,166	$639,537
Charge for the year	37,881	143,885	17,845	9,354	208,965
Disposals	(3,383)	(97,685)	-	-	(101,068)
Balance at December 31, 2024	92,676	591,603	24,635	38,520	747,434
Charge for the period	16,474	87,216	7,026	3,274	113,990
Disposals	(14,253)	-	(12,705)	-	(26,958)
Balance at June 30, 2025	$94,897	$678,819	$18,956	$41,794	$834,466

Net book value:
December 31, 2024	$37,652	$405,813	$64,254	$21,823	$529,542
June 30, 2025	$39,001	$391,512	$31,667	$18,549	$480,729